    As filed with the Securities and Exchange Commission on August 29, 2001.

                                                              File No. 33-73570
                                                                       811-4732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                               [ ]
                                     -------
         Post-Effective Amendment No.   34                         [X]
                                      -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   209                              [X]
                                ------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b) of Rule 485 X
----
  X  on August 29, 2001 pursuant to paragraph (b) of Rule 485
----
     60 days after filing pursuant to paragraph (a)(1) of Rule 485
----
     on _______, 2000 pursuant to paragraph (a)(1) of Rule 485
----
     this post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.


PURSUANT TO RULE 24f-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

The purpose of this post-effective amendment No. 34 to the registration statement on Form N-4 (File No. 33-73570) is to supplement the prospectus and statement of additional information for The Director SELECT variable annuity. This post-effective amendment does not supercede previous post-effective amendments filed with the Securities and Exchange Commission under this File No. 33-73570 to the extent such post-effective amendments register other prospectuses and statements of additional information that describe other variable annuities.

The Prospectus and Statement of Additional Information (including all financial statements therein) for The Director SELECT variable annuity are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 34, by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-4 (File No. 33-73570), as filed on April 12, 2001 and declared effective on May 1, 2001.

A supplement to the Prospectus, dated August 29, 2001 is included in Part A of this Post-Effective Amendment.

                              THE DIRECTOR SELECT
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

               SUPPLEMENT DATED AUGUST 29, 2001 TO THE PROSPECTUS
           AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

On July 27, 2001, shareholders approved a reorganization of Evergreen VA Perpetual International Fund which merged into Evergreen VA International Growth Fund. Effective August 3, 2001, all assets of Evergreen VA Perpetual International Fund were transferred to Evergreen VA International Growth Fund, and shareholders of Evergreen VA Perpetual International Fund received shares of Evergreen VA International Growth Fund.

As a result, if any of your Contract Value was allocated to the Evergreen VA Perpetual International Fund Sub-Account within your Contract, that Contract Value is now allocated to the Evergreen VA International Growth Fund Sub-Account, and the prospectus for your Contract is amended as follows.

All information relating to the Evergreen VA Perpetual International Fund and Sub-Account is removed from the prospectus and statement of additional information.

The following Sub-Account and underlying Fund is added in alphabetical order to the cover page of the prospectus:

- EVERGREEN VA INTERNATIONAL GROWTH FUND SUB-ACCOUNT which purchases shares of the Evergreen VA International Growth Fund of the Evergreen Variable Annuity Trust.

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund (1)                               0.80%         0.32%       1.12%
-----------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                                       0.75%         0.17%       0.92%
-----------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund (1)                                       0.70%         0.34%       1.04%
-----------------------------------------------------------------------------------------------------
Evergreen VA International Growth Fund (1)                         0.66%         0.86%       1.52%
-----------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund                                            0.52%         0.16%       0.68%
-----------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund (1)                               0.92%         0.25%       1.17%
-----------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%         0.03%       0.66%
-----------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.49%         0.03%       0.52%
-----------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.63%         0.03%       0.66%
-----------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%         0.03%       0.68%
-----------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund (2)                                        0.85%         0.10%       0.95%
-----------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund (formerly Hartford
  International Advisers HLS Fund)                                 0.76%         0.09%       0.85%
-----------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund (2)                        0.85%         0.10%       0.95%
-----------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund (2)                    0.85%         0.10%       0.95%
-----------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                                    0.85%         0.05%       0.90%
-----------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.75%         0.06%       0.81%
-----------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                                0.85%         0.07%       0.92%
-----------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.76%         0.03%       0.79%
-----------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.77%         0.04%       0.81%
-----------------------------------------------------------------------------------------------------

HV-3292                                                                   1 of 3
33-73570

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%         0.03%       0.43%
-----------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund (2)           0.85%         0.15%       1.00%
-----------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.68%         0.10%       0.78%
-----------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund (2)                  0.85%         0.15%       1.00%
-----------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund (3)                                       0.69%         0.03%       0.72%
-----------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (2)                                 0.83%         0.08%       0.91%
-----------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%         0.03%       0.48%
-----------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%         0.03%       0.48%
-----------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.71%         0.03%       0.74%
-----------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%         0.02%       0.48%
-----------------------------------------------------------------------------------------------------
Hartford Value HLS Fund (2)                                        0.83%         0.08%       0.91%
-----------------------------------------------------------------------------------------------------

(1) From time to time, the Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment adviser may cease these waivers or reimbursements at any time. Total Fund Operating Expenses do not reflect fee waivers and expense reimbursements.

(2) Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(3) Effective at the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value.

The following is added in alphabetical order by Sub-Account to the Example at the end of the Fee Table:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 EVERGREEN VA
   INTERNATIONAL
   GROWTH FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $138    $192     $321    $28     $89    $151     $320     $29       $89      $152       $321
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $86    $142    $200     $335    $30     $93    $159     $334     $31       $94      $160       $335
 -----------------------------------------------------------------------------------------------------------------------

The first paragraph under "The Funds" in the "General Contract Information"
section is deleted and replaced with the following:

Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Growth Fund, Evergreen VA International Growth Fund, Evergreen VA Omega Fund, and Evergreen VA Special Equity Fund are series of Evergreen Variable Annuity Trust, a Delaware business trust. Evergreen Investment Management Company, LLC is the investment adviser and is located at 200 Berkeley Street, Boston, MA 02116-5034.

The following is added to the "General Contract Information" section under the investment goals under "The Funds" in alphabetical order:

EVERGREEN VA INTERNATIONAL GROWTH FUND -- Seeks long-term growth of capital and secondarily, modest income. The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets; however, the Fund may purchase securities across all market capitalizations.

The following is added as the last sentence of the first paragraph in "Appendix III -- Accumulation Unit Values" section:

There is no information for Evergreen VA International Growth Fund Sub-Account because as of December 31, 2000, the Sub-Account had not yet commenced operation.

HV-3292                                                                   2 of 3
33-73570

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Standardized Average Annual Total Return for the Year Ended December 31, 2000":

                                                               SUB-ACCOUNT                                               SINCE
SUB-ACCOUNT                                                   INCEPTION DATE       1 YEAR         5 YEAR    10 YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International Growth Fund                           8/17/98           -15.24%         N/A        N/A        2.16%
--------------------------------------------------------------------------------------------------------------------------------

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Non-Standardized Average Annual Total Return for the Year Ended December 31, 2000":

                                                                   FUND                                                 SINCE
SUB-ACCOUNT                                                   INCEPTION DATE       1 YEAR        5 YEAR    10 YEAR    INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International Growth Fund                           8/17/98           -6.24%         N/A        N/A        7.84%
-------------------------------------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3292                                                                   3 of 3
33-73570

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

          (3)  (b) Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity
               Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a) Articles of Incorporation of Hartford.(3)

          (6)  (b) Bylaws of Hartford.(4)

          (7)  Form of Reinsurance Agreement.(5)

          (8)  Form of Fund Participation Agreement.(6)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

--------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-69485, filed on April 9, 2001.

(5) Incorporated by reference to Post Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, dated August 25, 2000.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of July 31, 2001, there were 264,696 Contract Owners.

Item 28. Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC
         Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC
         Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP
         Variable Account)
         Hartford Life Insurance Company - Separate Account Two
         (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ
         Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
         Manager Trust Separate Account Two
         Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                                     POSITIONS AND OFFICES
              NAME                                   WITH  UNDERWRITER
              ----                                   -----------------
         David A. Carlson                 Vice President
         Peter W. Cummins                 Senior Vice President
         Bruce W. Ferris                  Vice President
         David T. Foy                     Treasurer
         George R. Jay                    Controller
         Ryan Johnson                     Vice President
         Thomas M. Marra                  President, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary
         Lowndes A. Smith                 Chairman of the Board and
                                          Chief Executive Officer, Director
         John C. Walters                  Executive Vice President, Director

         Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of August, 2001.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO  (Registrant)


*By:    Thomas M. Marra
    ---------------------------------------
        Thomas M. Marra, President

HARTFORD LIFE INSURANCE COMPANY                  *By: /s/ Marianne O'Doherty
         (Depositor)                                 --------------------------
                                                       Marianne O'Doherty
                                                       Attorney-in-Fact

*By:    Thomas M. Marra
    ---------------------------------------
        Thomas M. Marra, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,         By: /s/ Marianne O'Doherty
     Director*                                         ------------------------
Lowndes A. Smith, Chairman of the Board &               Marianne O'Doherty
     Chief Executive Officer, Director*                 Attorney-in-Fact
John C. Walters, Executive Vice President,
     Director*                                    Date: August 29, 2001
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Copy of Power of Attorney.

(16) Organizational Chart.